Related Party Transactions and Key Management Compensation (Details 2) - CAD ($)		12 Months Ended
		Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Fees, salaries and benefits	[1]	$ 687,889	$ 748,369	$ 636,727
Share based payments	[2],[3]		1,187,348	1,848,639
Key management personnel of entity or parent [member]
Fees, salaries and benefits	[1]	576,264	636,744	525,102
Share based payments	[2],[3]		773,348	1,175,439
Directors [Member]
Fees, salaries and benefits	[1]	111,625	111,625	111,625
Share based payments	[2],[3]		$ 414,000	$ 673,200

[1]	Salaries and benefits include director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and RSU's for their services and officers are entitled to cash remuneration and RSU's for their services.
[2]	All stock option share based compensation is based on the accounting expense recorded in the year.
[3]	Compensation shares may carry restrictive legends.